FINANCIAL RISK MANAGEMENT - Nominal Value of Currency Derivatives (Details) - Currency risk EUR_ in Millions	Dec. 31, 2020 EUR_
Less than 1 year | Forward derivatives sales - USD/EUR
Disclosure of information about terms and conditions of hedging instruments and how they affect future cash flows [line items]
Nominal value	508
Less than 1 year | Forward derivatives sales - EUR/CHF
Disclosure of information about terms and conditions of hedging instruments and how they affect future cash flows [line items]
Nominal value	82
Less than 1 year | Forward derivatives sales - EUR/CZK
Disclosure of information about terms and conditions of hedging instruments and how they affect future cash flows [line items]
Nominal value	21
Less than 1 year | Forward derivatives sales - Other currencies
Disclosure of information about terms and conditions of hedging instruments and how they affect future cash flows [line items]
Nominal value	6
Less than 1 year | Forward derivatives purchases - USD/EUR
Disclosure of information about terms and conditions of hedging instruments and how they affect future cash flows [line items]
Nominal value	624
Less than 1 year | Forward derivatives purchases - EUR/CHF
Disclosure of information about terms and conditions of hedging instruments and how they affect future cash flows [line items]
Nominal value	128
Less than 1 year | Forward derivatives purchases - EUR/CZK
Disclosure of information about terms and conditions of hedging instruments and how they affect future cash flows [line items]
Nominal value	85
Less than 1 year | Forward derivatives purchases - Other currencies
Disclosure of information about terms and conditions of hedging instruments and how they affect future cash flows [line items]
Nominal value	0
Over 1 year | Forward derivatives sales - USD/EUR
Disclosure of information about terms and conditions of hedging instruments and how they affect future cash flows [line items]
Nominal value	246
Over 1 year | Forward derivatives sales - EUR/CHF
Disclosure of information about terms and conditions of hedging instruments and how they affect future cash flows [line items]
Nominal value	26
Over 1 year | Forward derivatives sales - EUR/CZK
Disclosure of information about terms and conditions of hedging instruments and how they affect future cash flows [line items]
Nominal value	0
Over 1 year | Forward derivatives sales - Other currencies
Disclosure of information about terms and conditions of hedging instruments and how they affect future cash flows [line items]
Nominal value	0
Over 1 year | Forward derivatives purchases - USD/EUR
Disclosure of information about terms and conditions of hedging instruments and how they affect future cash flows [line items]
Nominal value	61
Over 1 year | Forward derivatives purchases - EUR/CHF
Disclosure of information about terms and conditions of hedging instruments and how they affect future cash flows [line items]
Nominal value	44
Over 1 year | Forward derivatives purchases - EUR/CZK
Disclosure of information about terms and conditions of hedging instruments and how they affect future cash flows [line items]
Nominal value	29
Over 1 year | Forward derivatives purchases - Other currencies
Disclosure of information about terms and conditions of hedging instruments and how they affect future cash flows [line items]
Nominal value	0